Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [Line Items]
Revenues	$ 1,532	$ 1,405	$ 3,112	$ 2,925
Adjusted EBITDA	502	479	1,060	959
Fair value adjustments (see note 5)	(6)	(3)	(2)	20
Depreciation	(42)	(43)	(88)	(83)
Other operating gains, net	14	80	31	48
Operating profit	316	365	703	655
Net interest expense	(49)	(52)	(100)	(97)
Other finance income (costs)	2	(13)	(4)	34
Share of post-tax earnings (losses) in equity method investments	1,092	(153)	7,389	(207)
Tax expense	(289)	(16)	(1,883)	(63)
Earnings from continuing operations	1,072	131	6,105	322
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	673	620	1,341	1,246
Adjusted EBITDA	285	254	564	484
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	348	329	732	696
Adjusted EBITDA	130	118	276	235
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	197	168	422	386
Adjusted EBITDA	72	54	170	138
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	168	155	328	310
Adjusted EBITDA	35	25	63	44
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	147	134	290	289
Adjusted EBITDA	56	54	113	117
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(1)	(1)	(1)	(2)
Operating segments [member] | Corporate costs [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(76)	(26)	(126)	(59)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(122)	(118)	(237)	(229)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (30)	$ (30)	$ (61)	$ (60)